SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Additional Information about Revenues) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of major customers [line items]
Revenues from major customers		$ 98,961	$ 75,567	$ 60,383
Customer A [Member]
Disclosure of major customers [line items]
Revenues from major customers	[1]	68,138	63,788	60,383
Customer B [Member]
Disclosure of major customers [line items]
Revenues from major customers		16,369	11,779
Customer C [Member]
Disclosure of major customers [line items]
Revenues from major customers		$ 14,454

[1]	For additional information regarding the aggregate amount of the transaction price allocated to the performance obligations that are unsatisfied, refer to note 17a.